Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	67 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000012210
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000012228
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000209798
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
C000012204
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000012209
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000012215
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000012217
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000012219
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000012221
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000012223
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000012225
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000012227
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000012206
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000012213
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000055210
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000055209
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000055216
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000055215
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000055213
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000055212
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000012211
Average Annual Return [Line Items]
Average Annual Return, Percent	31.15%	15.58%		14.22%
Without Sales Load [Member] | C000012210
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%	15.46%		14.09%
Without Sales Load [Member] | C000012229
Average Annual Return [Line Items]
Average Annual Return, Percent	16.70%	10.26%		8.08%
Without Sales Load [Member] | C000012228
Average Annual Return [Line Items]
Average Annual Return, Percent	16.57%	10.14%		7.96%
Without Sales Load [Member] | C000209798
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	15.93%	16.15%
Without Sales Load [Member] | C000012204
Average Annual Return [Line Items]
Average Annual Return, Percent	27.95%	15.95%		13.44%
Without Sales Load [Member] | C000012209
Average Annual Return [Line Items]
Average Annual Return, Percent	28.62%	10.87%		6.80%
Without Sales Load [Member] | C000012208
Average Annual Return [Line Items]
Average Annual Return, Percent	28.64%	10.87%		6.81%
Without Sales Load [Member] | C000012215
Average Annual Return [Line Items]
Average Annual Return, Percent	12.89%	13.79%		12.60%
Without Sales Load [Member] | C000012214
Average Annual Return [Line Items]
Average Annual Return, Percent	12.90%	13.80%		12.60%
Without Sales Load [Member] | C000012217
Average Annual Return [Line Items]
Average Annual Return, Percent	16.19%	9.81%		9.19%
Without Sales Load [Member] | C000012216
Average Annual Return [Line Items]
Average Annual Return, Percent	16.19%	9.82%		9.21%
Without Sales Load [Member] | C000012219
Average Annual Return [Line Items]
Average Annual Return, Percent	5.37%	15.51%		2.43%
Without Sales Load [Member] | C000012218
Average Annual Return [Line Items]
Average Annual Return, Percent	5.39%	15.55%		2.45%
Without Sales Load [Member] | C000012221
Average Annual Return [Line Items]
Average Annual Return, Percent	35.49%	13.02%		11.21%
Without Sales Load [Member] | C000012220
Average Annual Return [Line Items]
Average Annual Return, Percent	35.50%	13.03%		11.22%
Without Sales Load [Member] | C000012223
Average Annual Return [Line Items]
Average Annual Return, Percent	19.55%	12.68%		11.01%
Without Sales Load [Member] | C000012222
Average Annual Return [Line Items]
Average Annual Return, Percent	19.55%	12.69%		11.02%
Without Sales Load [Member] | C000012225
Average Annual Return [Line Items]
Average Annual Return, Percent	23.48%	13.82%		11.19%
Without Sales Load [Member] | C000012224
Average Annual Return [Line Items]
Average Annual Return, Percent	23.49%	13.83%		11.20%
Without Sales Load [Member] | C000012227
Average Annual Return [Line Items]
Average Annual Return, Percent	29.98%	22.92%		20.25%
Without Sales Load [Member] | C000012226
Average Annual Return [Line Items]
Average Annual Return, Percent	29.98%	22.93%		20.26%
Without Sales Load [Member] | C000012206
Average Annual Return [Line Items]
Average Annual Return, Percent	15.08%	13.02%		8.28%
Without Sales Load [Member] | C000012205
Average Annual Return [Line Items]
Average Annual Return, Percent	15.09%	13.04%		8.29%
Without Sales Load [Member] | C000012213
Average Annual Return [Line Items]
Average Annual Return, Percent	25.31%	6.80%		9.17%
Without Sales Load [Member] | C000012212
Average Annual Return [Line Items]
Average Annual Return, Percent	25.29%	6.82%		9.18%
Without Sales Load [Member] | C000055210
Average Annual Return [Line Items]
Average Annual Return, Percent	28.95%	16.69%		13.47%
Without Sales Load [Member] | C000055209
Average Annual Return [Line Items]
Average Annual Return, Percent	28.95%	16.71%		13.49%
Without Sales Load [Member] | C000055216
Average Annual Return [Line Items]
Average Annual Return, Percent	31.16%	19.71%		15.91%
Without Sales Load [Member] | C000055215
Average Annual Return [Line Items]
Average Annual Return, Percent	31.17%	19.73%		15.92%
Without Sales Load [Member] | C000055213
Average Annual Return [Line Items]
Average Annual Return, Percent	24.39%	12.94%		10.74%
Without Sales Load [Member] | C000055212
Average Annual Return [Line Items]
Average Annual Return, Percent	24.40%	12.97%		10.76%
NACC2 Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.75%	19.08%		16.03%
NACC2 Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.75%	19.08%		16.03%
NACC2 Index: MSCI All Country World Index ex USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	18.21%	7.56%		4.42%
NACC2 Index: MSCI All Country World Index ex USA Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA Net
Average Annual Return, Percent	18.21%	7.56%		4.42%
NACC2 Index: FTSE US Choice Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE US Choice Index
Average Annual Return, Percent	28.03%	16.07%	16.29%
NACC2 Index: FTSE US Choice Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE US Choice Index
Average Annual Return, Percent	28.03%	16.07%		13.55%
NACC2 Index: Communication Services Spliced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Communication Services Spliced Index
Average Annual Return, Percent	28.56%	10.87%		6.79%
NACC2 Index: Communication Services Spliced Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.56%	10.87%		6.79%
NACC2 Index: Consumer Discretionary Spliced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Discretionary Spliced Index
Average Annual Return, Percent	12.97%	13.87%		12.68%
NACC2 Index: Consumer Discretionary Spliced Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.97%	13.87%		12.68%
NACC2 Index: Spliced U.S. Investable Market Consumer Staples 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced U.S. Investable Market Consumer Staples 25/50 Index
Average Annual Return, Percent	16.27%	9.90%		9.29%
NACC2 Index: Spliced U.S. Investable Market Consumer Staples 25/50 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.27%	9.90%		9.29%
NACC2 Index: Spliced U.S. Investable Market Energy 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced U.S. Investable Market Energy 25/50 Index
Average Annual Return, Percent	5.48%	15.62%		2.56%
NACC2 Index: Spliced U.S. Investable Market Energy 25/50 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.48%	15.62%		2.56%
NACC2 Index: Spliced U.S. Investable Market Financials 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced U.S. Investable Market Financials 25/50 Index
Average Annual Return, Percent	35.62%	13.12%		11.31%
NACC2 Index: Spliced U.S. Investable Market Financials 25/50 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	35.62%	13.12%		11.31%
NACC2 Index: Spliced U.S. Investable Market Health Care 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced U.S. Investable Market Health Care 25/50 Index
Average Annual Return, Percent	19.66%	12.77%		11.08%
NACC2 Index: Spliced U.S. Investable Market Health Care 25/50 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.66%	12.77%		11.08%
NACC2 Index: Spliced U.S. Investable Market Industrials 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced U.S. Investable Market Industrials 25/50 Index
Average Annual Return, Percent	23.59%	13.93%		11.29%
NACC2 Index: Spliced U.S. Investable Market Industrials 25/50 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	13.93%		11.29%
NACC2 Index: Information Technology Spliced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Information Technology Spliced Index
Average Annual Return, Percent	29.95%	23.04%		20.37%
NACC2 Index: Information Technology Spliced Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.95%	23.04%		20.37%
NACC2 Index: Spliced U.S. Investable Market Materials 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced U.S. Investable Market Materials 25/50 Index
Average Annual Return, Percent	15.19%	13.13%		8.37%
NACC2 Index: Spliced U.S. Investable Market Materials 25/50 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.19%	13.13%		8.37%
NACC2 Index: Spliced U.S. Investable Market Utilities 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced U.S. Investable Market Utilities 25/50 Index
Average Annual Return, Percent	25.43%	6.93%		9.28%
NACC2 Index: Spliced U.S. Investable Market Utilities 25/50 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.43%	6.93%		9.28%
NACC2 Index: CRSP US Mega Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Index
Average Annual Return, Percent	28.98%	16.76%		13.53%
NACC2 Index: CRSP US Mega Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Index
Average Annual Return, Percent	28.98%	16.76%		13.53%
NACC2 Index: CRSP US Mega Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Growth Index
Average Annual Return, Percent	31.25%	19.79%		15.98%
NACC2 Index: CRSP US Mega Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Growth Index
Average Annual Return, Percent	31.25%	19.79%		15.98%
NACC2 Index: CRSP US Mega Cap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Value Index
Average Annual Return, Percent	24.35%	13.00%		10.79%
NACC2 Index: CRSP US Mega Cap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Value Index
Average Annual Return, Percent	24.35%	13.00%		10.79%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.17%	15.08%		12.28%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.17%	15.08%		12.28%
NACC2 Index: FTSE USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE USA Index
Average Annual Return, Percent	27.27%	15.83%	15.96%
NACC2 Index: FTSE USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE USA Index
Average Annual Return, Percent	27.27%	15.83%		12.85%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	26.15%	15.34%		12.45%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.15%	15.34%		12.45%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	26.15%	15.34%		12.45%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.15%	15.34%		12.45%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	26.15%	15.34%		12.45%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.15%	15.34%		12.45%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	26.15%	15.34%		12.45%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.15%	15.34%		12.45%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	26.15%	15.34%		12.45%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.15%	15.34%		12.45%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	26.15%	15.34%		12.45%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.15%	15.34%		12.45%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	26.15%	15.34%		12.45%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.15%	15.34%		12.45%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	26.15%	15.34%		12.45%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.15%	15.34%		12.45%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	26.15%	15.34%		12.45%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.15%	15.34%		12.45%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Average Annual Return, Percent	26.15%	15.34%		12.45%
NACC2 Index: MSCI US Investable Market 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.15%	15.34%		12.45%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.17%	15.08%		12.28%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.17%	15.08%		12.28%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.17%	15.08%		12.28%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.17%	15.08%		12.28%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.17%	15.08%		12.28%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.17%	15.08%		12.28%